Reverse Recapitalization and Related Transactions - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 20, 2021 USD ($) $ / shares shares	Nov. 30, 2019 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2021 $ / shares shares
Schedule Of Reverse Recapitalization [Line Items]
Aggregate purchase price | $		$ 3,000.0	$ 1,000.0
Recapitalization exchange ratio	0.82619
Gross cash consideration from reverse recapitalization | $	$ 332.9
Transaction costs | $	$ 69.5
First Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants (in shares) | shares	39,133,649
Warrants, exercise price (in usd per share) | $ / shares	$ 0.01
Public And Private Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants, exercise price (in usd per share) | $ / shares	$ 11.50			$ 11.50
Warrants, term from Business Combination	30 days			30 days
Warrants, expiration term	5 years			5 years
Public Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants (in shares) | shares	16,100,000			16,100,000
Private Warrants
Schedule Of Reverse Recapitalization [Line Items]
Warrants (in shares) | shares	7,173,333			7,773,333
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Stock sold (in shares) | shares	80,000,000
Aggregate purchase price | $	$ 800.0
Backstop Investor
Schedule Of Reverse Recapitalization [Line Items]
Stock sold (in shares) | shares	15,000,000
Aggregate purchase price | $	$ 150.0